UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                                    811-21066
                        ---------------------------------
                       Investment Company Act file number

                      TORREY U.S. STRATEGY PARTNERS, LLC
                ------------------------------------------------
               (Exact name of registrant as specified in charter)

                         45 East Putnam Avenue, Suite 124
                               Greenwich, CT 06830
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             TORREY ASSOCIATES, LLC
                         45 East Putnam Avenue, Suite 124
                               Greenwich, CT 06830
                     --------------------------------------
                     (Name and address of agent for Service)

Registrant's telephone number, including area code: (212) 644-7800
                                                    --------------
Date of fiscal year end: 3/31/2010
                        ----------
Date of reporting period: 3/31/2010
                        -----------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM  1.  REPORTS TO STOCKHOLDERS.
----------------------------------

                   TORREY U.S STRATEGY PARTNERS, LLC

                        Financial Statements

                           March 31, 2010

     (With Report of Independent Registered Public Accounting Firm Thereon)

                  TORREY U.S. STRATEGY PARTNERS, LLC

                        Financial Statements

                           March 31, 2010

                          Table of Contents

                                                                  Page
Report of Independent Registered Public Accounting Firm	             1
Statement of Net Assets in Liquidation	                             2
Statement of Operations	                                             3
Statements of Changes in Members' Equity - Net Assets in Liquidation 4
Statement of Cash Flows	                                             5
Notes to Financial Statements	                                     6

            Report of Independent Registered Public Accounting Firm

The Members and Board of Managers
Torrey U.S. Strategy Partners, LLC:

We have audited the accompanying statement of net assets in liquidation of Torrey U.S. Strategy Partners, LLC, a Delaware limited liability company (the Fund), as of March 31, 2010, and the related statements of operations and cash flows for the year then ended, the statements of changes in members' equity - net assets in liquidation for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period ended March 31, 2010. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2010, by correspondence with the custodian and investment managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Torrey U.S. Strategy Partners, LLC as of March 31, 2010, and the results of its operations and its cash flows for the year then ended, the changes in members' equity - net assets in liquidation for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period ended March 31, 2010, in conformity with U.S. generally accepted accounting principles.

As described in note 1 to the financial statements, on May 22, 2009, the Fund's Board of Managers approved the plan to liquidate the Fund and was later approved by the Fund's members on August 14, 2009. As a result, the Fund has changed its basis of accounting from a going concern basis to a liquidation basis.

Seattle, Washington
May 27, 2010

                      TORREY U.S. STRATEGY PARTNERS, LLC

                   Statement of Net Assets in Liquidation

                               March 31, 2010

                                    Assets
Cash							           $ 4,228,224
Due from investment funds				             2,335,906
Other assets						                11,139
                                                                   -----------
					Total assets	             6,575,269
                                                                   -----------

                                  Liabilities
Member redemptions payable					     6,323,097
Due to investment advisor					        12,367
Professional and administration fees payable			       239,805
                                                                   -----------
					Total liabilities	     6,575,269
                                                                   -----------
					Net assets		$	0
                                                                   ===========

                     Members' Equity - Net Assets in Liquidation
Represented by:
  Capital subscriptions - net				        $	0
  Net unrealized depreciation on investments			        0
                                                                   -----------
    Members' equity - net assets in liquidation (equivalent
     to $0.00 per unit based on 0 units outstanding)	        $	0
                                                                   ===========

See accompanying notes to financial statements.

                     TORREY U.S. STRATEGY PARTNERS, LLC

                         Statement of Operations

                        Year ended March 31, 2010

Investment income:
  Interest income						 $	 2,826
                                                                   -----------
					Total investment income		 2,826
                                                                   -----------
Operating expenses:
  Management fee						       568,284
  Insurance expense						       135,276
  Investor servicing fees						31,380
  Tax service fees						       115,500
  Professional and administrative fees:
	Administration							47,723
	Audit						        	39,819
	Board of Managers						30,000
	Compliance support						16,323
	Legal						        	96,740
        Interest                                                        18,701
	Other expenses							 3,520
                                                                   -----------
					Total operating expenses     1,103,266
                                                                   -----------
					Net investment loss	   (1,100,440)
                                                                   -----------

Net realized gains from investments:
  Net realized gains from investments in investment funds	     4,329,854
  Change in net unrealized appreciation from investments in
   investment funds						     1,152,590
                                                                   -----------
     Net realized gain from investments			     	     5,482,444
                                                                   -----------
     Increase in members' equity - net assets derived from
      operations		                                  $  4,382,004
                                                                   ===========

See accompanying notes to financial statements.

                    TORREY U.S. STRATEGY PARTNERS, LLC

       Statements of Changes in Members' Equity - Net Assets in Liquidation

                     Years ended March 31, 2010 and 2009

							2010		2009
                                                   -----------     -----------
Operations:
  Net investment loss			         $ (1,100,440)     (2,852,863)
  Net realized gain (loss) from investments          4,329,854     (9,328,532)
  Change in net unrealized appreciation
   (depreciation) from investments in investment
   funds                                             1,152,590    (12,178,526)
                                                   -----------     -----------

   Increase (decrease) in members' equity - net assets
    derived from operations                          4,382,004    (24,359,921)
                                                   -----------     -----------
Capital transactions:
  Member subscriptions                                  0           13,517,571
  Member interests repurchased                    (66,413,203)    (39,239,597)
                                                   -----------     -----------
   Decrease in members' equity - net assets
    derived from capital transactions             (66,413,203)    (25,722,026)
                                                   -----------     -----------
   Net decrease in members' equity-net assets     (62,031,199)    (50,081,947)

Members' equity-net assets at beginning of year     62,031,199     112,113,146
                                                   -----------     -----------
Members' equity-net assets in liquidation at
 end of year                                           0            62,031,199
                                                   ===========     ===========

See accompanying notes to financial statements.

                       TORREY U.S. STRATEGY PARTNERS, LLC

                             Statement of Cash Flows

                             Year ended March 31, 2010

Cash flows from operating and investing activities:
  Net increase in members' equity - net assets derived
   from operations						$   4,382,004
  Adjustments to reconcile net increase in members'
   equity - net assets derived from operations to net cash
   provided by operating & investing activities:
    Change in net unrealized appreciation from investments in
      investment funds					           (1,152,590)
    Net realized gain on investments in investment funds	   (4,329,854)
    Proceeds from sales of investments in investment funds	    61,880,101
    Decrease in due from investment funds			     1,035,230
    Decrease in due to investment advisor			     (298,713)
    Decrease in professional and administrative fees payable	      (96,017)
    Decrease in other assets                                            26,696
                                                                   -----------
	Net cash provided by operating & investing activities	    61,446,857
                                                                   -----------

Cash flows from financing activities:
  Payments for member interests repurchased			  (60,871,398)
  Borrowings from line of credit                                     1,600,000
  Repayment Members' equity-net assets in liquidation              (1,600,000)
    (equivalent to $0 per unit
                                                                   -----------
	Net cash used in financing activities			  (60,871,298)
                                                                   -----------
	Net increase in cash			                       575,459

Cash at beginning of year					     3,652,765
                                                                   -----------
Cash at end of year						$    4,228,224
                                                                   ===========
Noncash financing activities:
	Member interests repurchased payable to members		$   6,323,097

See accompanying notes to financial statements.

                    TORREY U.S. STRATEGY PARTNERS, LLC

                       Notes to Financial Statements

                           March 31, 2010

(1) Organization

Torrey U.S. Strategy Partners, LLC, a Delaware limited liability company (the Fund), is registered under the Investment Company Act of 1940, and is a closed end, nondiversified, management investment company. The Fund was formed on March 25, 2002, and commenced operations on September 1, 2002. The Fund's term is perpetual unless the Fund is otherwise dissolved under the terms of its limited liability company agreement.

The investment advisor of the Fund is Torrey Associates, LLC. As of March 31, 2010, the investment advisor held an interest in the Fund of $0.

The power to manage and control the business affairs of the Fund is vested in the Board of Managers, including the exclusive authority to oversee and to establish policies regarding the management, conduct, and operation of the business of the Fund. Investors may purchase units of the Fund through private placements. Investors may not be able to liquidate their investment other than as a result of repurchases of units by the Fund. The Board of Managers, from time to time and in their complete and exclusive discretion, may determine to cause the Fund to repurchase units.

In May 2009, the Board of Members elected to terminate the operations of the Fund. It was approved by the Fund's members in August 2009. As a result, the Fund changed its basis of accounting from a going concern basis to a liquidation basis as of April 1, 2009. The Board of Managers appointed Torrey Associates, LLC as the liquidator of the Fund. Upon payment or provision for all charges, taxes, expenses and liabilities of the Fund, the remaining assets will be reduced to distributable form in cash or interests or other property and be distributed in liquidating distributions as soon as practicable after the record date of June 15, 2009 to the members, ratably according to the percentage of interest of a Fund held by its members on the record date.

(2) Summary of Significant Accounting Policies

The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles.

(a) Basis of Accounting

As discussed in note 1, the Fund changed its basis of accounting from a going concern basis to a liquidation basis effective. The liquidation basis of accounting requires the Fund to record assets and liabilities at values expected to be achieved in liquidation. The change in basis of accounting from a going concern to a liquidation basis did not have a material effect on the Fund's carrying value of assets and liabilities.

(b) Realized and Unrealized Gains and Losses

Realized gains and losses are recognized at the time of withdrawal from an investment fund. Partial withdrawals from an investment fund are allocated proportionately between the cost basis and realized gains and losses. Unrealized gains and losses are reflected in operations when changes between the carrying value and fair value of investment fund interests occur.

                     TORREY U.S. STRATEGY PARTNERS, LLC

                       Notes to Financial Statements

                           March 31, 2010

(c) Subscriptions and Repurchases

Member capital subscription requests were accepted at such times as the Board of Managers determined, subject to the receipt of funds on or before the acceptance date set by the Board of Managers. Generally, subscriptions were recorded in the capital accounts as of the beginning of the first business day of the month following the subscription. Any cash received by the Fund prior to this date was recorded as an advance member subscription liability until reflected in the capital accounts. There were no subscriptions during the year.

The Fund repurchased units pursuant to written tenders by members. These repurchases were made at such times as determined by the Board of Managers. Generally, the Fund repurchased units from members two times each year, in June and December.

(d) Income Taxes

The Fund is not subject to income taxes; the individual members are required to report their distributive share of the Fund's realized income, gain, loss, deductions, or credits on their individual income tax returns. The Fund has no unrecognized tax positions at March 31, 2010 or 2009. Tax years between 2006 through 2010 remain open for federal tax purposes and tax years between 2005 through 2010 remain open for state tax purposes, both of which are subject to examination.

(e) Revenue and Expenses

Interest income is accrued as earned. Expenses are accrued as incurred. The Fund bears all of its general and administrative expenses.

(f) Profit and Loss Allocations

Profits and losses are allocated to the members in accordance with the terms of the limited liability company agreement. In general, each member shares in the profits and losses of the Fund in proportion to their respective interests in the Fund.

(g) Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from estimates.

(3) Expenses of the Fund

The Fund bears all expenses in connection with the operation of the Fund. Expenses borne by the Fund include costs and expenses related to portfolio transactions and positions for the Fund's account, costs and expenses related to the establishment of any investments managed by sub advisors, management fees, legal fees, accounting and administration fees, operational and compliance support fees and expenses, costs of insurance, organizational and registration expenses, offering costs, and expenses of meetings of managers and investors of the Fund.

                    TORREY U.S. STRATEGY PARTNERS, LLC

                       Notes to Financial Statements

                           March 31, 2010

The investment advisor is paid a management fee by the Fund as compensation for its services to the Fund at an annual rate of 2.00% of the Fund's net assets. Upon approval of the liquidation of the Fund, the management fee was waived by the investment advisor and a rate of 1.00% of the Fund's net assets was approved by the Board of Managers as the liquidation fee. The management fee is payable quarterly in arrears calculated on the basis of net asset value as of the end of such quarter. Management fees totaled $568,284 for the year ended March 31, 2010.

The Fund pays the placement agent and the investment advisor a quarterly investor servicing fee at an annual rate of 0.10% and 0.05%, respectively, of the Fund's net assets as of each quarter end. Investor servicing fees totaled $31,380 for the year ended March 31, 2010.

The Fund reimburses the investment advisor for certain expenses incurred on behalf of the Fund. As of March 31, 2010, the Fund had accrued $12,367 for amounts due to investment advisor for management fees, investor servicing fees, and reimbursable expenses.

At the discretion of the placement agent, investors may be charged a front end sales fee in an amount up to 3% of the gross investment of each investor in the Fund. No placement agent fees were charged directly to investors for the year ended March 31, 2010.

The Fund has an agreement with an administration firm to perform certain financial, accounting, administrative, and other services on behalf of the Fund. In consideration for these services, the Fund pays the administration firm an annual fee of between 0.06% and 0.15% based on the net assets as of the beginning of each month. Administration fees totaled $47,723 for the year ended March 31, 2010.

The Fund pays each independent member of the Board of Managers an annual compensation of $15,000 per year. These fees totaled $30,000 for the fiscal year ended March 31, 2010.

The Fund has an agreement with a compliance support firm to perform certain operational and compliance support services on behalf of the Fund. In consideration for these services, the Fund pays the compliance support firm an annual fee of 0.10% of the average net assets of the Fund, subject to a minimum monthly fee. Compliance support fees totaled $16,323 for the year ended March 31 2010.

(4) Investment Transactions

Aggregate purchases and sales of investment funds for the year ended March 31, 2010 amounted to $0 and $61,880,101, respectively.

                    TORREY U.S. STRATEGY PARTNERS, LLC

                       Notes to Financial Statements

                           March 31, 2010

(5) Members' Equity Unit Transactions

Transactions in units of members' equity were as follows:

                                                Years ended March 31
                                                ____________________
						  2010		2009
                                               ________       _________
Beginning units of member's equity	      $ 507,007	        716,542
                                               ________       _________
Member's equity subscriptions			   -	         91,111
Member's equity repurchases		      (507,007)	      (300,646)
                                               ________       _________
Net change in units of members' equity	      (507,007)	      (209,535)
                                               ________       _________
Ending units of members' equity		           -	        507,007
                                               ========       =========


(6) Line of Credit

On July 15, 2009 the Fund entered into a loan and security agreement with Brown Brothers Harriman & Co. (BBH) for a demand and uncommitted revolving credit facility in an aggregate principal amount not to exceed $3,500,000 with a maturity date of the earlier of (a) a demand for payment of the obligations by lender and (b) an event of default. The interest rate was at the option of the Fund, either a floating base rate or a fixed rate which was LIBOR plus 2.50%. The collateral on the loan was a priority security interest and lien in all of the following: the custodial account No. 7702418, maintained by borrower with the custodian, all of borrower's rights to enforce its pledged interests and receive any proceeds due or to become due thereunder and all cash and noncash proceeds of all of the foregoing. There were no borrowings on the line of credit at March 31, 2010. The Fund incurred $18,701 of interest expense during the year ended March 31, 2010.

(7) Subsequent Events

At a meeting of the Board of Managers of the Fund held on May 26, 2010, the Board of Managers approved an advance to be made by Torrey Associates, LLC to the Fund in an amount of approximately $22,000 representing redemption proceeds owed to the Fund by Longhorn Onshore Investors, L.P. (Longhorn). The amount owed to the Fund by Longhorn represents a holdback payable upon issuance of Longhorn's audited financial statements for its fiscal year ending December 31, 2010. The advanced amount will be used to expedite the liquidation of the Fund and enable the Fund to make final payments to members. The holdback amount will be paid by Longhorn to Torrey Associates, LLC.

                    TORREY U.S. STRATEGY PARTNERS, LLC

                       Notes to Financial Statements

                           March 31, 2010

(7) Financial Highlights

				     Years ended March 31
                                ----      ----      ----      ----     ----
				2010      2009	    2008      2007     2006
                                ----      ----      ----      ----     ----
Per unit operation performance:
(For a unit of members' equity
  outstanding throughout the
  period):
  Net asset value, beginning
        of the period         $122.35   156.46    165.69    153.70    133.83
  Income (loss) from
      investment operations:
    Net investment loss	       (2.21)   (3.99)    (3.48)    (3.99)    (3.53)
    Net realized/unrealized
       gain on investments    11.02     (30.12)   (5.75)     15.98     23.40
                              _______    ______    ______    ______    ______
    Total from investment
               operations      8.81     (34.11)   (9.23)     11.99     19.87
    Redemption                (131.16)    -         -          -         -
                              _______    ______    ______    ______    ______
Net asset value, end of
    period	             $   -      122.35     156.46    165.69    153.70
                              _______    ______    ______    ______    ______
                              _______    ______    ______    ______    ______
Total return		     7.20%    (21.80)%    (5.57)%     7.80%    14.85%

Supplemental data:

Net assets, end of
   period           $ -        62,031,199 112,113,146 $92,679,605 75,633,824

Ratio to average net assets
              (annualized):
	Expenses	       3.25%   3.07%      2.87%	    2.80%     2.77%
	Net investment loss   (3.24)  (3.04)     (2.76)	   (2.69)    (2.53)
   Portfolio turnover rate       -     18.67      34.64	    14.92     31.24

Total return, expense and net investment loss ratios are calculated based on the net asset value for each limited partner class taken as a whole. The expense ratios exclude indirect fees or expenses charged against the Fund's investment fund balances by the respective managers of the investment funds. An individual member's actual results may vary from those noted above based on the timing of capital transactions.

ITEM 2.   CODE OF ETHICS.
-------------------------

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics set forth in paragraph (b) of the general instructions to this item on Form N-CSR.

     (d) The registrant has not, during the period covered by this report, granted any waivers, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of the general instructions to this item on Form N-CSR.

     (f) The registrant will provide a copy of the code of ethics without charge, upon a written request to the registrant at 45 East Putnam Avenue, Suite 124, Greenwich, CT 06830.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
------------------------------------------

The registrant's board of managers has determined that the registrant does not have an audit committee financial expert serving on its audit committee. While none of the members of the audit committee meet the qualifications of an "audit committee financial expert" as set forth in this Item, the registrant believes that the members of the audit committee have the overall background and understanding to review financial and audit related matters.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
------------------------------------------------

(a) AUDIT FEES - The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $xx,xxx for the fiscal year ending March 31, 2009 and $xx,xxxx for the fiscal year ending March 31, 2010.

(b) AUDIT RELATED FEES - The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for the fiscal year ending March 31, 2009 and $0 for the fiscal year ending March 31, 2010.

(c) TAX FEES - The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0 for the fiscal year ending March 31, 2009 and $0 for the fiscal year ending March 31, 2010.

(d) ALL OTHER FEES - The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for the fiscal year ending March 31, 2009 and $0 for the fiscal year ending March 31, 2010.

(e)(2) The percentage of services described in each of paragraphs (b) through
    (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

    (b) 0%
    (c) 100%
    (d) N/A

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for the fiscal year ending March 31, 2009 and $0 for the fiscal year ending March 31, 2010.

(h) The registrant's Audit Committee has considered whether the provision of any non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to (c)(7)(ii) or Rule 2-01 of Regulation S-X is compatible with maintaining the independence of the registrant's principal accountant.

ITEM  5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
------------------------------------------------

Not applicable.


ITEM  6.  SCHEDULE OF INVESTMENTS.
----------------------------------

The Fund had no investments in securities of unaffiliated issuers as of the close of the reporting period.


ITEM  7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
----------------------------------------------------------------
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
-------------------------------------------

PROXY VOTING PROCEDURES

The Board of Managers of Torrey U.S. Strategy Partners,
LLC (the "Company") understands and appreciates the importance of ensuring that the Company's proxy voting procedures are clearly described to the Company and its investors. The Board of Managers of the Company has delegated the proxy voting authority for the Company to Torrey Associates, LLC (the "Adviser") and in this regard, the Form ADV of the Adviser contains a summary of the procedures outlined below.

The Adviser will endeavor to vote any such proxies in the best interests of the Company and its investors (as applicable) and in accordance with the procedures outlined below (as applicable).

It should be specifically noted that the Company invests solely (directly or indirectly) in private investment funds. As such, it is expected that proxies received by the Adviser will deal with matters related to the operative terms and business details of such private investment funds. The Adviser is not responsible for, and these procedures are not applicable to, proxies received by the investment managers of the underlying investment funds invested in by the Company (related to issuers invested in by such underlying investment funds). To the extent that the Company accesses an underlying investment manager through a separately-managed account, it is understood that voting discretion related to issuers held in such managed account will generally be held by such underlying investment managers (unless it is specifically noted otherwise where the Adviser will adopt detailed procedures to address such managed accounts, if any).

Procedures

All proxies sent to the Company that are actually received by the Adviser (to vote on behalf of the Company) will be provided to the Chief Compliance Officer.

The Adviser will generally adhere to the following procedures (subject to limited exception in the sole discretion of the Adviser):

o	A written record of each proxy received by the Adviser (on behalf of
Company) will be kept in the Adviser's files;

o	The Chief Compliance Officer will determine whether the Company holds an interest in the security to which the proxy relates;

o	The Chief Compliance Officer will call a meeting (which may be via telephone) of the Proxy Voting Committee (currently, Jim O'Connor, James A. Torrey, Julio Zamora and Shu Nung Lee) and provide each member of the Proxy Voting Committee with:

o	a copy of the proxy;
o	details of the Company to which the proxy is relevant pursuant to the above;
o	the amount of votes controlled by the Company; and
o	the deadline that such proxies need to be completed and returned to the issuer in question.

Prior to voting any proxies, participating members of the Proxy Voting Committee will determine if there are any conflicts of interest related to the proxy in question in accordance with the general guidelines below. If a conflict is identified, participating members of the Proxy Voting Committee will then make a determination (which may be in consultation with outside legal counsel) as to whether the conflict is material or not.

If no material conflict is identified pursuant to these procedures, participating members of the Proxy Voting Committee (not less than 3 members participating, constituting a majority) will make a decision on how to vote the proxy in question. The Chief Compliance Officer will deliver the proxy in accordance with instructions related to such proxy.

Although not presently intended to be used on a regular basis, the Adviser is empowered to retain an independent third party to vote proxies in certain situations (including situations where a material conflict of interest is identified).

Conflicts of Interest

Before voting any proxy, participating members of the Proxy Voting Committee will evaluate whether there is a conflict of interest between the Adviser and the Company. This examination will include (but will not be limited to) an evaluation of whether:

o	The Adviser (or any affiliate of the Adviser) has any relationship with the portfolio fund (or the portfolio manager thereto) to which the proxy relates outside of an investment in such portfolio fund by the Company.

o	If a conflict is identified and deemed "material" by the Proxy
Voting Committee, the Adviser will determine whether voting in accordance with these guidelines is in the best interests of the affected Company (which may include utilizing an independent third party to vote such proxies).

o	With respect to material conflicts, the Adviser will determine whether it is appropriate to disclose the conflict to the Company (and, indirectly, to the Investors) and give the Company the opportunity to vote the proxies in question themselves (except as otherwise noted below).

Voting Guidelines

In the absence of specific voting guidelines mandated by a particular client, the Adviser will vote proxies in the best interests of the Company (which theoretically could result in different voting results for the same issuer/private investment fund). Although voting certain proxies may be subject to the discretion of the Adviser, the Adviser is of the view that voting proxies in accordance with the following general guidelines is in the best interests of its Company's:

The Adviser will generally vote in favor of normal corporate housekeeping proposals including, but not limited to, the following:

o	election of directors (where there are no related corporate governance issues);

o	selection or reappointment of auditors; or

o	increasing or reclassification of common stock.

The Adviser will generally vote against proposals that:

o	make it more difficult to replace members of the issuer's board of directors or board of managers;

o	introduce unequal voting rights (although there may be regulatory reasons that would make such a proposal favorable to the Company); and

o	for proxies addressing any other issues (which may include proposals related to fees paid to the portfolio managers, redemption rights provided by a portfolio fund, investment objective modifications, etc.), the Adviser shall determine (which may be based upon the advice of external lawyers or accountants) whether a proposal is in the best interest of the Company. In doing so, the Adviser will evaluate a number of factors which may include, but are not limited to, (i) the performance of the portfolio fund in question and (ii) a comparison of the proposed changes to customary terms in the industry.

Disclosure of Procedures

A brief summary of these proxy voting procedures will be included in the Adviser's Brochure and will be updated whenever these policies and procedures are updated. The Adviser will arrange for a copy of this summary (as disclosed in the Brochure) to be provided to the Company and investors upon request. The Company and investors will also be provided with contact information as to how the Company and investors can obtain information about:
(a) the details of the Adviser's procedures (i.e., a copy of these procedures); and (b) how the Adviser has voted proxies that are relevant to the Company or investor.

Record-Keeping Requirements

The Adviser is responsible for maintaining files relating to the Adviser's proxy voting procedures. Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the first two years kept in the offices of the Adviser. Records of the following will be included in the files:

o	Copies of those proxy voting policies and procedures, and any amendments thereto;

o	A copy of each proxy statement that the Adviser actually receives;
provided, however, that the Adviser may rely on obtaining a copy of proxy statements from the SEC's EDGAR system for those proxy statements that are so available;

o	A record of each vote that the Adviser casts;

o	A copy of any document that the Adviser created that was material to making a decision how to vote the proxies, or memorializes that decision (if any); and

o	A copy of each written request for information on how the Adviser voted the Company's proxies and a copy of any written response to any request for information on how the Adviser voted proxies on behalf of the Company.


Form N-PX

The Company will be required to file Form N-PX, being a record of its proxy voting, on an annual basis for the period ended June 30 by no later than August 31 of each year. Form N-PX will disclose the following information:

* The name if the issuer of the portfolio security * The exchange ticker symbol
- if available * CUSIP - if available * Shareholder meeting date * A brief identification of the matter voted on * Whether the matter proposed by the issuer or a security holder * Whether the fund cast its vote * How the fund cast its vote * Whether the vote was cast in favor of management.

ITEM  8.  Portfolio Managers of Closed-End Management Investment Companies.
--------------------------------------------------------------------------

(a)(2)(i) James A. Torrey (the "Portfolio Manager")

(a)(2)(ii)(A)-(B) As of March 31, 2010:
James A. Torrey
Registered Investment Companies: 2
Approximately $9 million in total assets
Other Pooled Investment Vehicles: 4
Approximately $6 million in total assets

(a)(2)(iii) As of March 31, 2010:
The Portfolio Manager manages two advisory accounts which pay a portion of the management fee out of net profits of the advisory account, which may be characterized as a fee based on account performance.

Number of accounts to which the advisory fee is based on the performance of the account: 2
Total assets of accounts to which the advisory fee is based on the performance of the account: Approximately $2.5 million

(a)(2)(iv) The Portfolio Manager manages the assets of registered investment companies, private investment funds and individual accounts (collectively, the "Clients"). The Registrant has no interest in these activities. In addition, the Portfolio Manager may invest for his own accounts in various investment opportunities, including in investment partnerships, private investment companies or other investment vehicles in which the Registrant will have no interest.

The Portfolio Manager may determine that an investment opportunity in a particular investment vehicle is appropriate for a particular Client or for the Portfolio Manager, but not for the Registrant.

Situations may arise in which the Portfolio Manager or Clients have made investments which would have been suitable for investment by the Registrant but, for various reasons, were not pursued by, or available to, the Registrant.

The investment activities of the Portfolio Manager may disadvantage the Registrant in certain situations, if among other reasons, the investment activities limit the Registrant's ability to invest in an investment vehicle.

The Portfolio Manager is engaged in substantial activities other than on behalf of the Registrant and may have conflicts of interest in allocating their time and activity between the Registrant and the Clients. The Portfolio Manager will devote so much of his time to the affairs of the Registrant as in his judgment is necessary and appropriate.

(a)(3) As of March 31, 2010, the Portfolio Manager presently receives as compensation a fixed amount drawn from the Adviser's total revenues and other resources, including the management fees earned with respect to the Registrant.

(a)(4) The Portfolio Manager does not directly own any equity securities of the Registrant as of March 31, 2010.

(b) N/A. Filing is an annual report.

ITEM  9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
---------------------------------------------

No purchases were made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a) under the Exchange Act, of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act.

ITEM  10.  SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM  11.  CONTROLS AND PROCEDURES.
-----------------------------------

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11.  EXHIBITS.
-------------------

The following exhibits are attached to this Form N-CSR:

     (a)(1)   Code of ethics.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.


     (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.


				SIGNATURES

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates as indicated.

(Registrant) TORREY U.S. STRATEGY PARTNERS, LLC
             ----------------------------------------------
By (Signature and Title)*   /s/ JAMES A. TORREY
                         -----------------------------
                           JAMES A. TORREY, Chief Executive Officer

Date June 4,2010
    -------------


    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates as indicated.

(Registrant) TORREY U.S. STRATEGY PARTNERS, LLC
             ----------------------------------------------
By (Signature and Title)*   /s/ James A. Torrey
                         -----------------------------
                          James A. Torrey, Principal Financial Officer

Date June 4, 2010
    -------------


* Print the name and title of each signing officer under his or her signature.